Segment Reporting (Revenues and Operating Earnings (Losses) by Reportable Segment) (Details) $ in Millions	3 Months Ended									12 Months Ended
	Apr. 30, 2020 USD ($) segment	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2020 USD ($) item	Jan. 31, 2019 USD ($) item	Jan. 31, 2018 USD ($) item
Reportable Segments [Abstract]
Number of reportable segments	3									3	3	3
Revenues	$ 83.0	$ 98.8	$ 134.5	$ 164.9	$ 145.8	$ 143.9	$ 123.2	$ 117.9	$ 110.3	$ 544.0	$ 495.3	$ 320.5
Operating earnings (loss)	(235.6)				2.4					(75.7)	22.1	(24.0)
Total assets	378.2	623.4				672.8				623.4	672.8	273.8
Goodwill	0.0	28.3				43.2				28.3	43.2
Capital expenditures	4.8				29.6					70.8	84.0	49.4
Depreciation and amortization	16.2				14.8					64.1	41.5	33.5
Goodwill impairment	28.3	1.2	$ 45.8							47.0	0.0	0.0
Share based compensation					4.4
Merger costs										30.6
Accelerated Vesting, Sale of Former Parent Company
Reportable Segments [Abstract]
Share based compensation										10.7
Revolving Credit Facility
Reportable Segments [Abstract]
Revolving credit facility	100.0	100.0				100.0				100.0	100.0
Senior Secured Notes 11.5 Percent Due 2025
Reportable Segments [Abstract]
Principle amount	250.0	250.0				250.0				250.0	250.0
Operating Income (Loss) | Accelerated Vesting, Sale of Former Parent Company
Reportable Segments [Abstract]
Share based compensation											10.7
Cost of Sales
Reportable Segments [Abstract]
Merger costs											0.4	0.3
Selling, general and administrative expenses
Reportable Segments [Abstract]
Share based compensation										18.2	23.5	12.5
Merger costs											30.2	3.3
Southwest
Reportable Segments [Abstract]
Revenues	24.4				58.0					177.9	186.2	109.5
Operating earnings (loss)	(100.4)				(4.0)					(54.3)	3.2	(12.8)
Total assets	76.9	203.6				319.9				203.6	319.9	68.8
Goodwill						22.1					22.1
Capital expenditures	1.5				5.4					19.5	55.0	12.9
Depreciation and amortization										21.0	12.5	10.1
Goodwill impairment										22.4
Rocky Mountains
Reportable Segments [Abstract]
Revenues	33.8				48.6					216.4	179.7	127.0
Operating earnings (loss)	(37.8)				2.9					10.1	5.5	(0.8)
Total assets	247.6	233.5				208.0				233.5	208.0	124.9
Goodwill	0.0	28.3				13.2				28.3	13.2
Capital expenditures	2.2				11.5					24.2	17.2	25.3
Depreciation and amortization										21.0	15.4	12.1
Goodwill impairment	28.3
Northeast/Mid-Con
Reportable Segments [Abstract]
Revenues	24.8				39.2					149.7	129.4	84.0
Operating earnings (loss)	(97.4)				3.5					(31.5)	13.4	(10.4)
Total assets	53.7	$ 186.3				144.9				186.3	144.9	80.1
Goodwill						$ 7.9					7.9
Capital expenditures	$ 1.1				$ 12.7					27.1	11.8	11.2
Depreciation and amortization										22.1	$ 13.6	$ 11.3
Goodwill impairment										$ 24.6